UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:   CapitalWorks Investment Partners, LLC

Address: 402 West Broadway
         25th Floor
         San Diego, CA 92101

13F File Number: 28-05519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    John D. Wylie
Title:   Partner, CapitalWorks Investment Partners, LLC
Phone:   (619) 615-1000


Signature, Place and Date of Signing:

/s/ JOHN D. WYLIE              SAN DIEGO, CALIFORNIA          May 3, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
                  Frank Russell Company
                  13F File Number: 28-01190

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry}Total:  117

Form 13F Information Table Value Total:  $191,018.37
                                        (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         NONE

                                                      FORM 13F INFORMATION TABLE
                                                 CAPITALWORKS INVESTMENT PARTNERS, LLC


           COLUMN 1             COLUMN 2            COLUMN 3   COLUMN 4         COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8

                                                               VALUE     SHRS OR    SH/ PUT/ INVESTMENT OTHER     VOTING AUTHORITY
      NAME OF ISSUER          TITLE OF CLASS        CUSIP      (X$1000)  PRN AMT    PRN CALL DISCRETION  MGR     SOLE    SHARED NONE
A D C TELECOMMUNICATIONS          FRNT 6/1          000886AB7    827.81    750,000  PRN         SOLE     NONE    750,000
ADVANCED MEDICAL OPTICS INC       NOTE 2.500% 7/1   00763MAG3    812.81    750,000  PRN         SOLE     NONE    750,000
ADVENT SOFTWARE INC               COM               007974108  2,387.28     84,000  SH          SOLE     NONE     84,000
AEROFLEX INC                      COM               007768104  1,680.55    122,400  SH          SOLE     NONE    122,400
AFC ENTERPRISES INC               COM               00104Q107  2,558.99    184,100  SH          SOLE     NONE    184,100
AGILE SOFTWARE CORP DEL           COM               00846X105  2,130.30    279,200  SH          SOLE     NONE    279,200
AGILENT TECHNOLOGIES INC          COM               00846U101  1,614.65     43,000  SH          SOLE     NONE     43,000
AKAMAI TECHNOLOGIES INC           NOTE 1.000% 12/1  00971TAE1    543.44    250,000  PRN         SOLE     NONE    250,000
AMERICAN ECOLOGY CORP             COM NEW           025533407  1,752.68     86,000  SH          SOLE     NONE     86,000
AMERICAN TOWER CORP               CL A              029912201  1,710.05     56,400  SH          SOLE     NONE     56,400
AMN HEALTHCARE SERVICES INC       COM               001744101  2,450.45    130,900  SH          SOLE     NONE    130,900
AMYLIN PHARMECEUTICALS INC        COM               032346108  1,072.01     21,900  SH          SOLE     NONE     21,900
ANALOGIC CORP                     COM PAR $0.05     032657207  1,363.72     20,600  SH          SOLE     NONE     20,600
APPLIED MICRO CIRCUITS CORP       COM               03822W109  1,298.74    319,100  SH          SOLE     NONE    319,100
ARCHER DANIELS MIDLAND CO         COM               039483102  1,251.78     37,200  SH          SOLE     NONE     37,200
ARTHROCARE CORP                   COM               043136100  1,285.26     26,877  SH          SOLE     NONE     26,877
ASPEN TECHNOLOGY INC              COM               045327103  1,099.29     86,900  SH          SOLE     NONE     86,900
BEST BUY INC                      COM               086516101  1,079.45     19,300  SH          SOLE     NONE     19,300
BJS RESTAURANTS INC               COM               09180C106  1,466.10     54,300  SH          SOLE     NONE     54,300
BOOKHAM INC                       COM               09856E105  3,908.54    409,700  SH          SOLE     NONE    409,700
CAL DIVE INTL INC                 NOTE 3.250% 12/1  127914AB5    711.25    500,000  PRN         SOLE     NONE    500,000
CALLAWAY GOLF CO                  COM               131193104  3,823.56    222,300  SH          SOLE     NONE    222,300
CARDINAL HEALTH INC               COM               14149Y108  1,289.20     17,300  SH          SOLE     NONE     17,300
CENTURY CASINOS INC               COM               156492100  1,108.69    104,200  SH          SOLE     NONE    104,200
CHECKPOINT SYS INC                COM               162825103  1,118.21     41,600  SH          SOLE     NONE     41,600
CHEMED CORP NEW                   COM               16359R103    985.04     16,600  SH          SOLE     NONE     16,600
CHRISTOPHER & BANKS CORP          COM               171046105  2,397.59    103,300  SH          SOLE     NONE    103,300
COLDWATER CREEK INC               COM               193068103  1,656.88     59,600  SH          SOLE     NONE     59,600
CORN PRODS INTL INC               COM               219023108  1,049.74     35,500  SH          SOLE     NONE     35,500
CYBERSOURCE CORP                  COM               23251J106  4,526.50    405,600  SH          SOLE     NONE    405,600
CYMER INC                         COM               232572107  1,104.19     24,300  SH          SOLE     NONE     24,300
CYTYC CORP                        NOTE 2.250% 3/1   232946AB9    824.06    750,000  PRN         SOLE     NONE    750,000
DAKTRONICS INC                    COM               234264109  2,325.05     63,700  SH          SOLE     NONE     63,700
DIGENE CORP                       COM               253752109  1,904.17     48,700  SH          SOLE     NONE     48,700
EDWARDS LIFESCIENCES CORP         DBCV 3.875% 5/1   28176EAB4    746.25    750,000  PRN         SOLE     NONE    750,000
EMAGEON INC                       COM               29076V109  1,119.64     65,900  SH          SOLE     NONE     65,900
ENSCO INTL INC                    COM               26874Q100  1,610.39     31,300  SH          SOLE     NONE     31,300
ENTEGRIS INC                      COM               29362U104  1,741.89    163,711  SH          SOLE     NONE    163,711
EQUINIX INC                       COM NEW           29444U502  3,076.14     47,900  SH          SOLE     NONE     47,900
EV3 INC                           COM               26928A200  1,193.65     67,400  SH          SOLE     NONE     67,400
FOUNDATION COAL HLDGS INC         COM               35039W100    645.90     15,700  SH          SOLE     NONE     15,700
GARNTER INC                       COM               366651107  2,861.15    205,100  SH          SOLE     NONE    205,100
GOLDMAN SACHS GROUP INC           COM               38141G104  1,585.30     10,100  SH          SOLE     NONE     10,100
GREY WOLF INC                     FRNT 4/0          397888AF5    680.50    500,000  PRN         SOLE     NONE    500,000
GREY WOLF INC                     COM               397888108  1,797.50    241,600  SH          SOLE     NONE    241,600
HARRIS CORP DEL                   COM               413875105  1,617.32     34,200  SH          SOLE     NONE     34,200
HEALTHEXTRAS INC                  COM               422211102  1,235.50     35,000  SH          SOLE     NONE     35,000
HOLOGIC INC                       COM               436440101  1,250.91     22,600  SH          SOLE     NONE     22,600
HYDRIL                            COM               448774109  1,301.77     16,700  SH          SOLE     NONE     16,700
ICONIX BRAND GROUP INC            COM               451055107  2,090.84    143,700  SH          SOLE     NONE    143,700
ILLUMINA INC                      COM               452327109  1,140.00     48,000  SH          SOLE     NONE     48,000
INFORMATICA CORP                  COM               45666Q102  3,963.99    254,919  SH          SOLE     NONE    254,919
INSITUFORM TECHNOLOGIES INC       CL A              457667103  3,364.90    126,500  SH          SOLE     NONE    126,500
INTEGRATED DEVICE TECHNOLOGY      COM               458118106  1,671.75    112,500  SH          SOLE     NONE    112,500
INTERMAGNETICS GEN CORP           COM               458771102  1,010.77     40,350  SH          SOLE     NONE     40,350
INTEROIL CORP                     COM               460951106    373.18     28,400  SH          SOLE     NONE     28,400
INTRALASE CORP                    COM               461169104    454.72     19,600  SH          SOLE     NONE     19,600
INVITROGEN CORP                   NOTE 1.500% 2/1   46185RAK6    652.50    750,000  PRN         SOLE     NONE    750,000
JDS UNIPHASE CORP                 COM               46612J101  1,629.22    390,700  SH          SOLE     NONE    390,700
JP MORGAN CHASE & CO.             COM               46625H100  1,586.48     38,100  SH          SOLE     NONE     38,100
KENDLE INTERNATIONAL INC          COM               48880L107  1,243.84     36,800  SH          SOLE     NONE     36,800
LAMAR ADVERTISING CO              NOTE 2.875% 12/3  512815AG6    578.13    500,000  PRN         SOLE     NONE    500,000
LAWSON SOFTWARE INC               COM               520780107  1,974.26    257,400  SH          SOLE     NONE    257,400
LAYNE CHRISTENSEN CO              COM               521050104  1,622.37     48,400  SH          SOLE     NONE     48,400
LIBERTY MEDIA CORP                DEB 3.500% 1/1    530715AN1    757.50    750,000  PRN         SOLE     NONE    750,000
LIFE TIME FITNESS INC             COM               53217R207  1,236.84     26,400  SH          SOLE     NONE     26,400
LIFECELL CORP                     COM               531927101  3,053.27    135,400  SH          SOLE     NONE    135,400
LUMINEX CORP DEL                  COM               55027E102  1,096.67     73,800  SH          SOLE     NONE     73,800
MATRIXONE INC                     COM               57685P304  1,999.79    279,300  SH          SOLE     NONE    279,300
MCDERMOTT INTL INC                COM               580037109  1,862.19     34,200  SH          SOLE     NONE     34,200
MERRILL LYNCH & CO. INC           COM               590188108  1,772.10     22,500  SH          SOLE     NONE     22,500
MPS GROUP INC                     COM               553409103  1,733.49    113,300  SH          SOLE     NONE    113,300
NUANCE COMMUNICATIONS INC         COM               67020Y100  4,648.42    393,600  SH          SOLE     NONE    393,600
NUVASIVE INC                      COM               670704105  1,174.36     62,300  SH          SOLE     NONE     62,300
ONLINE RES CORP                   COM               68273G101  1,753.70    134,900  SH          SOLE     NONE    134,900
OPEN SOLUTIONS INC                NOTE 1.467% 2/0   68371PAB8    590.00  1,000,000  PRN         SOLE     NONE  1,000,000
OPENWAVE SYS INC                  NOTE 2.750% 9/0   683718AC4    771.00    600,000  PRN         SOLE     NONE    600,000
OPENWAVE SYS INC                  COM NEW           683718308  1,279.69     59,300  SH          SOLE     NONE     59,300
PANACOS PHARMACEUTICALS INC       COM               69811Q106    845.21    111,800  SH          SOLE     NONE    111,800
PDL BIOPHARMA INC                 COM               69329Y104  1,705.60     52,000  SH          SOLE     NONE     52,000
PHASE FORWARD INC                 COM               71721R406  2,347.20    210,700  SH          SOLE     NONE    210,700
PIXELPLUS CO LTD                  ADR               72582A102    699.75     62,200  SH          SOLE     NONE     62,200
PMC-SIERRA INC                    COM               69344F106  3,495.28    284,400  SH          SOLE     NONE    284,400
PSS WORLD MED INC                 NOTE 2.250% 3/1   69366AAB6    605.63    500,000  PRN         SOLE     NONE    500,000
QUALCOMM INC                      COM               747525103  1,776.41     35,100  SH          SOLE     NONE     35,100
QUANTA SVCS INC                   SDCV 4.500% 10/0  74762EAC6    773.75    500,000  PRN         SOLE     NONE    500,000
QUANTUM CORP                      NOTE 4.375% 8/0   747906AE5    795.94    750,000  PRN         SOLE     NONE    750,000
QUIXOTE CORP                      COM               749056107    673.20     27,200  SH          SOLE     NONE     27,200
RADYNE CORP                       COM NEW           750611402  1,777.46    111,300  SH          SOLE     NONE    111,300
REDBACK NETWORKS INC              COM NEW           757209507  1,336.36     61,612  SH          SOLE     NONE     61,612
RSA SEC INC                       COM               749719100  2,778.91    154,900  SH          SOLE     NONE    154,900
SBA COMMUNICATIONS CORP           COM               78388J106  1,512.29     64,600  SH          SOLE     NONE     64,600
SCHERING PLOUGH CORP              PFD CONV MAND     806605606    609.36     12,000  PRN         SOLE     NONE     12,000
SCIENTIFIC GAMES                  SDCV 0.750% 12/0  80874PAD1    958.13    750,000  PRN         SOLE     NONE    750,000
SEMTECH CORP                      COM               816850101  2,043.04    114,200  SH          SOLE     NONE    114,200
SILICON LABORATORIES INC          COM               826919102  1,895.78     34,500  SH          SOLE     NONE     34,500
SONOSITE INC                      COM               83568G104  4,328.16    106,500  SH          SOLE     NONE    106,500
SOUTHWEST AIRLS CO                COM               844741108  1,705.45     94,800  SH          SOLE     NONE     94,800
STAPLES, INC.                     COM               855030102  1,600.10     62,700  SH          SOLE     NONE     62,700
STATE STR CORP                    COM               857477103  1,504.71     24,900  SH          SOLE     NONE     24,900
STEREOTAXIS INC                   COM               85916J102  1,214.34     96,300  SH          SOLE     NONE     96,300
SUPERIOR ENERGY SVCS INC          COM               868157108  2,400.38     89,600  SH          SOLE     NONE     89,600
SUPERTEX INC                      COM               868532102  1,380.65     36,700  SH          SOLE     NONE     36,700
TEKTRONIX INC                     COM               879131100  1,599.81     44,800  SH          SOLE     NONE     44,800
TELLABS INC                       COM               879664100  1,553.43     97,700  SH          SOLE     NONE     97,700
TEVA PHARMACEUTCL INDS LTD        ADR               881624209  1,264.23     30,700  SH          SOLE     NONE     30,700
TEVA PHARMACEUTICAL FIN CO B      NOTE 1.750%       88165FAA0    741.56    750,000  PRN         SOLE     NONE    750,000
TODCO                             CL A              88889T107  1,623.69     41,200  SH          SOLE     NONE     41,200
TRANSACTION SYS ARCHITECTS        COM               893416107  2,762.09     88,500  SH          SOLE     NONE     88,500
TRINITY INDS INC                  COM               896522109  3,024.08     55,600  SH          SOLE     NONE     55,600
ULTIMATE SOFTWARE GROUP INC       COM               90385D107  3,355.33    129,800  SH          SOLE     NONE    129,800
VIASAT INC                        COM               92552V100  1,366.61     47,700  SH          SOLE     NONE     47,700
VIISAGE TECHNOLOGY INC            COM NEW           92675K205  1,961.12    112,000  SH          SOLE     NONE    112,000
VITESSE SEMICONDUCTOR CORP        SDCV 1.500% 10/0  928497AD8    549.38    500,000  PRN         SOLE     NONE    500,000
VOLTERRA SEMICONDUCTOR CORP       COM               928708106  2,193.44    114,900  SH          SOLE     NONE    114,900
WEBSIDESTORY INC                  COM               947685103    960.92     55,900  SH          SOLE     NONE     55,900
WILSON GREATBATCH TECHNOLOGI      SDCV 2.250% 6/1   972232AB8    631.88    750,000  PRN         SOLE     NONE    750,000
                                                             191,018.37




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